Disposal of Subsidiary - Schedule of Loss on Discontinued Operations (Details) - USD ($) $ in Thousands	Sep. 29, 2024	Nov. 30, 2023
Schedule of Loss on Discontinued Operations [Abstract]
Revenue	$ 2,284,686	$ 47,656
Expenses	(5,490,416)	(57,765)
Loss on discontinued operations	$ (3,205,730)	$ (10,109)